Summary of Significant Accounting Policies - Schedule of Annual Rates at Depreciation (Details) (10-K)	Dec. 31, 2020
Computers and Software [Member] | Minimum [Member]
Annual rates at depreciation	10.00%
Computers and Software [Member] | Maximum [Member]
Annual rates at depreciation	33.00%
Furniture and Equipment [Member]
Annual rates at depreciation	15.00%